Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues, net	$ 515,383	$ 626,572	$ 3,257,950	$ 3,157,532
Cost of Revenues	437,424	505,900	2,104,203	2,142,162
Gross Profit	77,959	120,672	1,153,747	1,015,370
Operating Expenses:
Selling, general and administrative expenses	2,578,105	2,461,357	11,086,616	6,877,283
Total Operating Expenses	2,578,105	2,461,357	11,086,616	6,877,283
Loss from Operations	(2,500,146)	(2,340,685)	(9,932,869)	(5,861,913)
Other Income (Expense):
Interest expense	(78,866)	(10,129)	(251,394)	(227,094)
Interest income	24	51	164	274
Loss on extinguishment of debt			(322,000)	0
Total Other Income (Expense)	(78,842)	(10,078)	(573,230)	(226,820)
Net Loss	$ (2,578,988)	$ (2,350,763)	(10,506,099)	(6,088,733)
Other Comprehensive Income (Loss)			(3,504)	1,268
Net Comprehensive Loss	$ (2,578,988)	$ (2,350,763)	$ (10,509,603)	$ (6,087,465)
Net Loss Per Common Share:
Basic and Diluted	$ (0.04)	$ (0.04)	$ (0.17)	$ (0.14)
Weighted Average Common Shares Outstanding:
Basic and diluted	64,933,423	56,936,376	61,664,457	42,438,849